WARRANTS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended			6 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jan. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding				2,397,812			2,397,812
Line of Credit Facility, Maximum Borrowing Capacity									$ 250,000
Proceeds from warrants exercised						$ 25,000	$ 0	$ 25,000
Number of warrants issued				20,879			20,879
Number of shares issued upon conversion, shares							20,879
Number of shares issued upon conversion, value							$ 104,399
Additional paid in capital							$ 17,792
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term							6 months 7 days
Aggregate intrinsic value				$ 8,231,250			$ 8,231,250
Rescission Agreement [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Issued During Period, Shares, New Issues		25,000
Stock Issued During Period, Value, New Issues		$ 125,000
Extension Of Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock compensation expense	$ 68,601
One Investor [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercised, shares			5,000
Warrants exercised, common stock issued			5,000
Proceeds from warrants exercised			$ 25,000
Warrant [Member] | Related Party [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issued, shares									40,000
Debt issuance costs									$ 31,282
Amortization of debt issuance costs				0	$ 7,678		$ 0	14,931
Line of credit interest rate							7.00%
Warrant [Member] | Note Holder [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants issued, shares			17,500
Debt issuance costs			$ 31,892
Amortization of debt issuance costs				$ 0	$ 5,429		$ 0	$ 8,143
Line of credit	$ 0
$1.00 per share [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding				2,000,000			2,000,000
$2.50 per share [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding				92,500			92,500
$5.00 per share [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding				244,433			244,433
Variable per share [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding				60,879			60,879